Expense Example {- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® Income Fund - Class Z6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468